UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nikos Hecht
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Address:   314 South Galena Street, Suite 300
           --------------------------------------------------
           Aspen, CO 81611
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nikos Hecht
           --------------------------------------------------
Title:     N/A
           --------------------------------------------------
Phone:     212-698-8000
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Nikos Hecht               Aspen, Colorado                May 13, 2009
----------------------    ---------------------------      -------------------
      [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                          ---------------------------

Form 13F Information Table Entry Total:                44
                                          ---------------------------

Form 13F Information Table Value Total:             $52,952
                                          ---------------------------
                                                   (thousands)

List of Other Included Managers:
NONE.

                           FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------  ---------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                    VOTING AUTHORITY
                    TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER      CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
ALCOA INC.           COMMON
                     STOCK     013817101     918     125,000   SH            SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------
AMBAC FINANCIAL      COMMON
GROUP INC.           STOCK     023139108   3,101   3,975,705   SH            SOLE              3,975,705
-----------------------------------------------------------------------------------------------------------------------
AMERICAN
GREETINGS CORP.      CLASS A   026375105     718     141,800   SH            SOLE                141,800
-----------------------------------------------------------------------------------------------------------------------
CAI INTERNATIONAL    COMMON
INC.                 STOCK     12477X106     733     258,953   SH            SOLE                258,953
-----------------------------------------------------------------------------------------------------------------------
CBS CORPORATION      CLASS B   124857202     647     168,600   SH            SOLE                168,600
-----------------------------------------------------------------------------------------------------------------------
CARROLS
RESTAURANT GROUP     COMMON
INC.                 STOCK     14574X104     681     194,100   SH            SOLE                194,100
-----------------------------------------------------------------------------------------------------------------------
DENNYS               COMMON
CORPORATION          STOCK     24869P104     771     461,500   SH            SOLE                461,500
-----------------------------------------------------------------------------------------------------------------------

                            FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------  --------   ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                   VOTING AUTHORITY
                    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER       CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
DUNE ENERGY INC.     COMMON
                     STOCK
                      NEW      265338202    540    4,153,000   SH            SOLE              4,153,000
-----------------------------------------------------------------------------------------------------------------------
DYNEGY INC. DEL.     CLASS A   26817G102    751      532,600   SH            SOLE                532,600
-----------------------------------------------------------------------------------------------------------------------
EDDIE BAUER          COMMON
HOLDINGS INC.        STOCK     071625107    456    1,084,889   SH            SOLE              1,084,889
-----------------------------------------------------------------------------------------------------------------------
EMMIS
COMMUNICATIONS
CORP.                CLASS A   291525103    606    1,553,000   SH            SOLE              1,553,000
-----------------------------------------------------------------------------------------------------------------------
FIBERTOWER           COMMON
CORPORATION          STOCK     31567R100    362    1,854,888   SH            SOLE              1,854,888
-----------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC     COMMON
CO.                  STOCK     369604103    993       98,200   SH            SOLE                 98,200
-----------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH       COMMON
PROPERTIES INC.      STOCK     370021107    675      950,000   SH            SOLE                950,000
-----------------------------------------------------------------------------------------------------------------------
GRAPHIC PACKAGING    COMMON
HOLDING CO.          STOCK     388689101    685      787,000   SH            SOLE                787,000
-----------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------  ---------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                  VOTING AUTHORITY
                    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER      CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
GRAY TELEVISION      COMMON
INC.                 STOCK     389375106    632   1,975,600   SH            SOLE               1,975,600
-----------------------------------------------------------------------------------------------------------------------
HAYES LEMMERZ        COMMON
INTERNATIONAL INC.   STOCK
                      NEW      420781304  1,580   8,538,318   SH            SOLE               8,538,318
-----------------------------------------------------------------------------------------------------------------------
HEALTH
MANAGEMENT
ASSOCIATION INC.     CLASS A   421933102  1,162     450,200   SH            SOLE                 450,200
-----------------------------------------------------------------------------------------------------------------------
HOVNANIAN
ENTERPRISES INC.     CLASS A   442487203  1,177     754,800   SH            SOLE                 754,800
-----------------------------------------------------------------------------------------------------------------------
IDT CORPORATION      CLASS B
                       NEW     448947507    867     747,166   SH            SOLE                 747,166
-----------------------------------------------------------------------------------------------------------------------
ISLE OF CAPRIS       COMMON
CASINO INC.          STOCK     464592104  1,428     270,000   SH            SOLE                 270,000
-----------------------------------------------------------------------------------------------------------------------
LEVEL 3
COMMUNICATIONS       COMMON
INC.                 STOCK     52729N100    880     956,100   SH            SOLE                 956,100
-----------------------------------------------------------------------------------------------------------------------
LIN TV CORP          COMMON
                     STOCK
                    (CLASS A)  532774106  1,405   1,254,722   SH            SOLE               1,254,722
-----------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------  ---------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                  VOTING AUTHORITY
                    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER      CLASS        CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
MGM MIRAGE           COMMON
                     STOCK     552953101     477     204,700   SH            SOLE                204,700
-----------------------------------------------------------------------------------------------------------------------
MANITOWOC INC.       COMMON
                     STOCK     563571108     916     280,000   SH            SOLE                280,000
-----------------------------------------------------------------------------------------------------------------------
MOVE INC             COMMON
                     STOCK     62458M108     756     521,700   SH            SOLE                521,700
-----------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES     COMMON
INC.                 STOCK     625453105     425     197,740   SH            SOLE                197,740
-----------------------------------------------------------------------------------------------------------------------
NEW YORK TIMES CO.   CLASS A   650111107     872     193,000   SH            SOLE                193,000
-----------------------------------------------------------------------------------------------------------------------
NEXSTAR
BROADCASTING GROUP   CLASS A   65336K103     497     731,200   SH            SOLE                731,200
INC.
-----------------------------------------------------------------------------------------------------------------------
O'CHARLEYS INC.      COMMON
                     STOCK     670823103     942     313,000   SH            SOLE                313,000
-----------------------------------------------------------------------------------------------------------------------
PEP BOYS MANNY       COMMON
MOE & JACK           STOCK     713278109   1,198     271,600   SH            SOLE                271,600
-----------------------------------------------------------------------------------------------------------------------
REDDY ICE HOLDINGS   COMMON
INC.                 STOCK     75734R105    830      564,800   SH            SOLE                564,800
-----------------------------------------------------------------------------------------------------------------------
RITE AID CORP        COMMON
                     STOCK     767754104   1,105   3,069,300   SH            SOLE              3,069,300
-----------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------  ---------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                  VOTING AUTHORITY
                    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER      CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
SAKS INCORPORATED    COMMON
                     STOCK     79377W108     634    339,000   SH            SOLE                339,000
-----------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION    COMMON
                     STOCK     812139301   1,189    798,300   SH            SOLE                798,300
-----------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC.       PIERS     83001P505     372    563,000   SH            SOLE                563,000
-----------------------------------------------------------------------------------------------------------------------
                     COMMON
SOLUTIA INC.          STOCK
                       NEW     834376501     675    360,700   SH            SOLE                360,700
-----------------------------------------------------------------------------------------------------------------------
SPDR TRUST            PUT      78462F953  15,109      1,900   PUT           SOLE                  1,900
-----------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL        COMMON
CORPORATION          STOCK
                     SER: 1    852061100   1,195    334,700   SH            SOLE                334,700
-----------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE     COMMON
CORPORATION          STOCK     88033G100     875    754,300   SH            SOLE                754,300
-----------------------------------------------------------------------------------------------------------------------
THERMADYNE           COMMON
HOLDINGS CORP        STOCK     883435307     695    327,800   SH            SOLE                327,800
-----------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------  ---------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                 VOTING AUTHORITY
                    TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
 NAME OF ISSUER      CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC.  COMMON
                     STOCK     911363109    884      210,000   SH            SOLE                210,000
-----------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC.    COMMON
                     STOCK     92769L101    837      174,400   SH            SOLE                174,400
-----------------------------------------------------------------------------------------------------------------------
WYNN RESORTS         COMMON
LIMITED              STOCK     983134107    701       35,100   SH            SOLE                 35,100
-----------------------------------------------------------------------------------------------------------------------